Debt (Tables)	6 Months Ended
Jan. 31, 2023
Debt Instrument [Line Items]
Summary of Debt
The tables below summarize key terms of the Company’s debt that was outstanding as of January 31, 2023 and the Predecessor’s debt as of January 31, 2022 (amounts in thousands, except for interest rates).

Successor	As of January 31, 2023
Lender	Stated Interest Rate	Effective Interest Rate	Gross Balance	Unamortized Debt Discount	Unamortized Deferred Debt Issuance Costs	Discount on Note Payable	Net Carrying Value
Stifel Bank	8.50%	8.50%	$15,000	$—	$—	$—	$15,000
InfoArmor	5.50%	5.50%	2,344	—	—	—	2,344
Convertible notes	7.00% Cash / 8.75% PIK	8.53%	156,564	—	(127)	—	156,437

			$173,908	$—	$(127)	$—	$173,781

Current portion of long-term debt							$15,938
Long-term debt							157,843

							$173,781

Predecessor	As of January 31, 2022
Lender	Stated Interest Rate	Effective Interest Rate	Gross Balance	Unamortized Debt Discount	Unamortized Deferred Debt Issuance Costs	Discount on Note Payable	Net Carrying Value
Stifel Bank	4.50%	6.50%	$15,000	$(96)	$(574)	$—	$14,330
Orix Growth Capital, LLC	10.00%	12.13%	30,000	(349)	(608)	—	29,043
InfoArmor	5.50%	5.50%	3,281	—	—	(213)	3,068
PIPE Investors	5.00%	5.00%	5,032	—	—	—	5,032

			$53,313	$(445)	$(1,182)	$(213)	$51,473

Current portion of long-term debt							$5,970
Long-term debt							45,503

							$51,473